Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current assets
Cash and cash equivalents	$ 396,745	$ 156,614
Restricted cash	28,526	20,919
Accounts receivable, net of allowance of $22,413 (December 31, 2020 - $25,632)	502,416	372,149
Contract assets (note 27)	71,294	61,101
Warehouse receivables (note 24)	174,717	232,207
Income tax recoverable	13,373	15,041
Prepaid expenses and other current assets (note 7)	339,847	177,780
Real estate assets held for sale (note 5)	1,286	0
Total current assets	1,528,204	1,035,811
Other receivables	12,441	14,989
Contract assets (note 27)	7,647	5,335
Other assets (note 7)	99,983	74,355
Fixed assets (note 9)	144,755	129,221
Operating lease right-of-use assets	316,517	288,134
Deferred tax assets, net (note 22)	68,502	45,008
Intangible assets (note 10)	561,830	610,330
Goodwill, Ending Balance	1,091,048	1,088,984
Real estate assets held for sale (note 5)	42,803	0
Total noncurrent assets	2,345,526	2,256,356
Total assets	3,873,730	3,292,167
Current liabilities
Accounts payable and accrued expenses	391,170	297,766
Accrued compensation	691,604	450,894
Income tax payable	35,446	26,783
Contract liabilities (note 27)	30,397	21,076
Less: current portion	1,458	9,024
Contingent acquisition consideration - current (note 24)	120,246	5,802
Warehouse credit facilities (note 14)	162,911	218,018
Operating lease liabilities (note 8)	80,928	78,923
Liabilities related to real estate assets held for sale (note 5)	6	0
Total current liabilities	1,514,166	1,108,286
Long-term debt - non-current (note 12)	529,596	470,871
Contingent acquisition consideration (note 24)	34,425	109,841
Operating lease liabilities (note 8)	296,633	251,680
Other liabilities	86,064	48,525
Deferred tax liabilities, net (note 22)	42,371	50,523
Convertible notes (note 13)	225,214	223,957
Liabilities related to real estate assets held for sale (note 5)	23,089	0
Total noncurrent liabilities	1,237,392	1,155,397
Redeemable non-controlling interests (note 17)	536,903	442,375
Shareholders' equity
Common shares (note 18)	852,167	457,993
Contributed surplus	79,407	66,971
Retained earnings (deficit)	(279,724)	119,421
Accumulated other comprehensive loss	(70,251)	(61,979)
Total Company shareholders' equity	581,599	582,406
Non-controlling interests	3,670	3,703
Total shareholders' equity	585,269	586,109
Total liabilities and shareholders' equity	$ 3,873,730	$ 3,292,167